UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS

Three
Canal
Plaza
, Suite 600
Portland
, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland
, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – March 31, 2019

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Equity Securities - 65.8%
Common Stock - 65.7%
Shares Security Description Value
Consumer Discretionary - 21.5%
12,523 Allegiant Travel Co. $ 1,621,353
200,000
Bausch Health Cos., Inc.
(a)
4,940,000
140,324
Sears Hometown and Outlet Stores, Inc.
(a)(b)(c)
308,713
21,492
Spirit Airlines, Inc.
(a)
1,136,067
8,006,133
Consumer Staples - 9.6%
15,601
DaVita, Inc.
(a)
846,978
214,577
Endo International PLC
(a)(b)(c)
1,723,054
65,000
Teva Pharmaceutical Industries, Ltd., ADR
(a)
1,019,200
3,589,232
Financial - 12.5%
52,960 Bank of America Corp. 1,461,166
7,633 JPMorgan Chase & Co. 772,689
133,308
MBIA, Inc.
(a)(b)
1,269,092
23,717 Wells Fargo & Co. 1,146,005
4,648,952
Materials - 22.1%
1,038,721
Resolute Forest Products, Inc.
(a)(c)
8,205,896
Total Common Stock (Cost $25,140,679) 24,450,213
Preferred Stock - 0.1%
Shares Security Description Rate Value
Communications - 0.1%
500 Overstock.com, Inc. (callable at 16 beginning
04/30/19)
(d)
0.16% 9,250
Total Preferred Stock (Cost $7,840) 9,250
Total Equity Securities (Cost $25,148,519) 24,459,463
Fixed Income Securities - 27.8%
Syndicated Loan - 27.8%
Principal Security Description Rate Maturity Value
Energy - 27.8%
$ 23,296,667
EXCO Resources, Inc.
(e)(f)(g)(h)
12.50 10/26/20 10,334,401
Total Fixed Income Securities (Cost $18,648,425) 10,334,401
Collateral Received for Securities Loaned - 3.9%
( i )
Principal Security Description Rate Maturity Value
20,530 U.S. Treasury Bills 0.00 04/08/19-
04/19/19 20,352
194,526 U.S. Treasury Bonds 1.38-8.75 05/15/37-
08/15/40 205,012
75,679 U.S. Treasury Inflation Index Bonds 0.75-3.88 11/30/23-
02/15/48 104,311
167,644 U.S. Treasury Inflation Index Notes 0.13-1.25 04/15/19-
07/15/28 175,751

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Principal Security Description Rate Maturity Value
$ 946,553 U.S. Treasury Notes 0.88-3.63% 04/30/19-
11/15/28 $ 958,639
Total Collateral Received for Securities Loaned (Cost $1,464,065) 1,464,065
Repurchase Agreements - 0.8%
(j)
Principal Security Description Rate Maturity Value
56,794 Mizuho Securities USA LLC, dated 03/29/19, repurchase price $56,806 collateralized by U.S. Treasury Securities
ranging from 0.88-2.88%, maturing 12/31/20-5/15/43;
total market value $57,930 2.57 04/01/19 56,794
250,000 RBC Dominion Securities, Inc., dated 03/29/19,
repurchase price $250,055 collateralized by U.S.
Government Agencies, ranging from 2.62-7.00%,
maturing 6/15/34-3/1/49; and U.S. Treasury Securities
ranging from 0.00-3.63%, maturing 4/11/19-9/9/49; total
market value $255,000. 2.65 04/01/19 250,000
Total Repurchase Agreements (Cost $306,794) 306,794
Investments, at value - 98.3% (Cost $45,567,803) $ 36,564,723
Written Options - (0.4)%
Call Options Written - (0.4)%
Contracts Security Description
Strike
Price
Exp.
Date
Notional
Contract Value Value
Basic Materials - 0.0%
(2,000) Resolute Forest Products, Inc. 13.50 04/23/19 $ 1,580,000 (2,000)
(2,000) Resolute Forest Products, Inc. 8.50 04/23/19 1,580,000 (2,000)
(4,000)
Consumer Staples - (0.4)%
(2,000) Endo International PLC 12.00 01/21/20 1,606,000 (155,000)
Consumer, Cyclical - 0.0%
(40) Sears Hometown and Outlet Stores, Inc. 2.50 07/23/19 8,800 (1,400)
Total Written Options (Premiums Received $(707,451)) (160,400)
Other Assets & Liabilities, Net - 2.1% 804,663
Net Assets - 100.0% $ 37,208,986
ADR American Depositary Receipt
LLC Limited Liability Company
PLC Public Limited Company
(a) Non-income producing security.
(b) This security or a portion of the security is out on loan as of March 31, 2019, and may be collateralized by cash not reflected on this Schedule of
Investments.  Total loaned securities had a value of $1,685,717 as of March 31, 2019.
(c) Subject to call option written by the Fund.
(d) Perpetual maturity security.
(e) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to
$10,334,401 or 27.8% of net assets.
(f) Payment in Kind Security.  Security that gives the issuer the option as each interest payment date of making interest payments in either cash or additional debt securities.
(g) Security is currently in default and is on a scheduled interest or principal payment.
(h) Illiquid Security.
( i ) These securities represent the collateral received in connection with securities out on loan as of March 31, 2019.
(j) These securities represent the investment of the collateral received in connection with securities out on loan at March 31, 2019.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put
Options Written and are valued at their market value at period end.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock $ 24,450,213 $ – $ – $ 24,450,213
Preferred Stock 9,250 – – 9,250
Syndicated Loan – – 10,334,401 10,334,401
Collateral Received for Securities Loaned – 1,464,065 – 1,464,065
Repurchase Agreements – 306,794 – 306,794
Investments at Value $ 24,459,463 $ 1,770,859 $ 10,334,401 $ 36,564,723
Total Assets $ 24,459,463 $ 1,770,859 $ 10,334,401 $ 36,564,723
Liabilities
Other Financial Instruments
*
Written Options – (160,400) – (160,400)
Total Liabilities $ – $ (160,400) $ – $ (160,400)

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at period end are as follows:
Fair Value at
03/31/19
Valuation
Techniques
Unobservable
Input
Range
(Weighted Average)
Investment in Syndicated Loan $ 1 0,334,401 Discounted
cash flows and
restructuring plan
recovery approach
Estimated
Enterprise Value of
Exco Resources,
Inc.
25.73%-62.99%
The valuation used by the Fund was provided by an unaffiliated independent third party. The Fund used the average of the low and high recovery value to arrive at the valuation at 03/31/19.
Syndicated Loan
Balance as of 12/31/18
$ 10,334, 401
Transfer In
–
Balance as of 03/31/19
$ 1 0,334,401
Net change in unrealized appreciation/(depreciation) from
investments held as of 03/31/19 $ (4,180,100)

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Equity Securities - 8.4%
Common Stock - 8.4%
Shares Security Description Value
Consumer, Cyclical - 6.0%
788,273
Wow Unlimited Media, Inc.
(a)
$ 619,364
Energy - 2.4%
31,249
SandRidge Energy, Inc.
(a)
250,617
Total Common Stock (Cost $1,855,432) 869,981
Total Equity Securities (Cost $1,855,432) 869,981
Fixed Income Securities - 65.7%
Corporate Convertible Bonds - 22.6%
Principal Security Description Rate Maturity Value
Consumer Staples - 18.4%
$ 2,000,000 Ascent Capital Group, Inc. 4.00% 07/15/20 1,900,000
Financials - 4.2%
850,000 Atlanticus Holdings Corp. 5.88 11/30/35 430,412
Total Corporate Convertible Bonds (Cost $2,325,673) 2,330,412
Corporate Non-Convertible Bonds - 29.7%
Principal Security Description Rate Maturity Value
Consumer Staples - 17.1%
851,006
Avangardco Investments Public, Ltd.
(b)
10.00 10/29/18 161,691
5,101,866
Ukrlandfarming PLC
(b)
10.88 03/26/18 807,013
800,000
Valeant Pharmaceuticals International, Inc.
(c)
6.13 04/15/25 794,000
1,762,704
Financials - 9.1%
500,000
Endo Designated Activity Company
(c)
6.00 07/15/23 387,500
650,000
Mallinckrodt International Finance SA
(c)(d)
5.63 10/15/23 542,750
930,250
Materials - 3.5%
453,617
Centrus Energy Corp.
(c)
8.25 02/28/27 360,626
Total Corporate Non-Convertible Bonds (Cost $7,617,626) 3,053,580
Syndicated Loan - 13.4%
Principal Security Description Rate Maturity Value
Energy - 13.4%
3,115,000
EXCO Resources, Inc.
(b)(e)(f)(g)
12.50 10/26/20 1,381,814
Total Syndicated Loan (Cost $2,495,265) 1,381,814
Total Fixed Income Securities (Cost $12,438,564) 6,765,806

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2019.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Repurchase Agreements - 5.6%
(h)
Principal Security Description Rate Maturity Value
$ 250,000 Daiwa Capital Markets America Inc., dated 3/29/19, repurchase price $250,054 collateralized by U.S.
Government Agencies, ranging from 2.00-6.50%,
maturing 4/25/19-3/20/49 and U.S. Treasury Securities
ranging from 0.00-3.63%, maturing 4/11/19-2/15/49;
total market value $255,000 2.65% 04/01/19 $ 250,000
72,615 Nomura Securities International Inc., dated 3/29/19,
repurchase price $72,631 collateralized by U.S.
Treasuries ranging from 0.00-1.63%, maturing 5/15/24-
11/15/48; total market value $74,067 2.60 04/01/19 72,615
250,000 RBC Dominion Securities Inc., dated 3/29/19, repurchase price $250,055 collateralized by U.S. Government
Agencies, ranging from 2.63-7.00%, maturing 6/15/34-
3/1/49 and U.S. Treasury Securities ranging from 0.00-
3.63% maturing 4/11/19-9/19/49; total market value
$255,000 2.65 04/01/19 250,000
Total Repurchase Agreements (Cost $572,615) 572,615
Investments, at value - 79.7% (Cost $14,866,611) $ 8,208,402
Other Assets & Liabilities, Net - 20.3% 2,091,411
Net Assets - 100.0% $ 10,299,813
PLC Public Limited Company
(a) Non-income producing security.
(b) Security is currently in default and is on a scheduled interest or principal payment.
(c)
Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
$2,084,876 or 20.2% of net assets.
(d)
This security or a portion of the security is out on loan as of March 31, 2019, and may be collateralized by cash not reflected on this Schedule of
Investments.  Total loaned securities had a value of $542,750 as of March 31, 2019.
(e)
Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to
$1,381,814 or 13.4% of net assets.
(f)
Payment in Kind Security.  Security that gives the issuer the option as each interest payment date of making interest payments in either cash or additional debt securities.
(g) Illiquid Security.
(h) These securities represent the investment of the collateral received in connection with securities out on loan at March 31, 2019.

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Level 1
Level 2
Level 3
Total
Assets
Investments at Value
Common Stock
$ 869,981
$ –
$ –
$ 869,981
Corporate Convertible Bonds
–
2,330,412
–
2,330,412
Corporate Non-Convertible Bonds
–
3,053,580
–
3,053,580
Syndicated Loan
–
–
1,381,814
1,381,814
Repurchase Agreements
–
572,615
–
572,615
Total Assets
$ 869,981
$ 5,956,607
$ 1,381,814
$ 8,208,402
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at period end are as follows:
Fair Value at
03/31/19
Valuation
Techniques
Unobservable
Input
Range
(Weighted Average)
Investment in Syndicated Loan $ 1,381,814 Discounted
cash flows and
restructuring plan
recovery approach
Estimated
Enterprise Value of
Exco Resources,
Inc.
25.73%-62.99%
The valuation used by the Fund was provided by an unaffiliated independent third party. The Fund used the average of the low and high recovery value to arrive at the valuation at 03/31/19 .
Corporate Non-
Convertible Bonds Syndicated Loan
Balance as of 12/31/1 8
$ 937 $ 1,381,814
Sales
(1,562)  -
Realized gain/(loss)
(1,023)  -
Change in unrealized appreciation/(depreciation)
1,648  -
Balance as of 03/31/19
$  - $ 1,381,814
Net change in unrealized appreciation/(depreciation) from
investments held as of 03/31/19 $  - $ (526,124)

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)
 under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

 By:

 /s/ Francis S.M. Chou

 Francis S. M. Chou, Principal Executive Officer

 Date:

 May 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

 By:

 /s/ Francis S. M. Chou

 Francis S. M. Chou, Principal Executive Officer

 Date:

 May 21, 2019

 By:

 /s/ Michael J. McKeen

 Michael J. McKeen, Principal Financial Officer

 Date:

 May 21, 2019